Common and Preferred Shares - Schedule of Common Shares (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2022		Oct. 31, 2021
Disclosure of classes of share capital [line items]
Beginning Balance		$ 72,892		$ 70,503
Issued in relation to share-based payments, net	[1]	10		7
Ending Balance		$ 74,749		$ 72,892
Common shares [member]
Disclosure of classes of share capital [line items]
Outstanding at beginning of year		1,215,337,523	[2]	1,211,479,297
Issued in relation to share-based payments, net		1,951,372		3,016,072
Issued in relation to the acquisition of a subsidiary or associated corporation		7,000,000		842,154
Repurchased for cancellation under the Normal Course Issuer Bid		(32,913,800)
Outstanding at end of year	[2]	1,191,375,095		1,215,337,523
Beginning Balance		$ 18,507		$ 18,239
Issued in relation to share-based payments, net		136		200
Issued in relation to the acquisition of a subsidiary or associated corporation		570		68
Repurchased for cancellation under the Normal Course Issuer Bid		(506)
Ending Balance		$ 18,707		$ 18,507

[1]	Represents amounts on account of share-based payments (refer to Note 26).
[2]	In the normal course of business, the Bank’s regulated Dealer subsidiary purchases and sells the Bank’s common shares to facilitate trading/institutional client activity. During fiscal 2022, the number of such shares bought and sold was 0 (2021 – 18,532,448).